Income Taxes (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY Y	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Dec. 31, 2007	Dec. 31, 2011 USD ($)
Income Taxes
Unified income tax rate under the "New Income Tax Law" (as a percent)			25.00%	25.00%	25.00%
Tax rate for Shenzhen PRC subsidiaries (as a percent)	25.00%	25.00%	24.00%	22.00%	20.00%	18.00%	15.00%
Litian subsidiary, PRC income tax exemption period (in years)			2
Litian subsidiary, percentage of tax reduction			50.00%
Litian subsidiary, partial tax reduction period (in years)			3
Increase in unrecognized tax benefits arising from gain on disposal of subsidiaries			29,700
Movements of unrecognized tax benefits
Balance at the beginning of the period		43,586	5,519	2,537	1,871
Gross increase in prior-period tax positions			38,067	2,982	666
Balance at the end of the period			43,586	5,519	2,537	1,871
Components of income tax expenses
Current tax expense			(100,461)	(87,812)	(91,392)
Deferred tax income (expense)			16,431	(1,313)	(5,917)
Income tax expense			(84,030)	(89,125)	(97,309)
Current deferred tax assets:
Operating loss carry forward			4,276	5,691
Other			3,093
Current deferred tax asset, net			7,369	5,691				1,171
Non-current deferred tax assets:
Operating loss carry forward			15,748	5,730
Other				2,592
Less: valuation allowances			(13,856)	(1,567)
Non-current deferred tax asset, net			1,892	6,755				301
Total			9,261	12,446
Deferred tax liabilities:
Intangible assets, net			(30,106)	(43,513)
Operating loss carry forwards			79,682	56,645
Operating loss carry forwards expiration period (in years)			5
Operating loss carry forwards subject to expiration for the year ended December 31, 2014			3,935
Operating loss carry forwards subject to expiration for the year ended December 31, 2015			11,587
Operating loss carry forwards subject to expiration for the year ended December 31, 2016			64,160